Acquisition of Real Estate (Details) (USD $)	Jun. 30, 2014
Preliminary Purchase Price Allocation
Land	$ 16,252,000
Building	120,983,328
Building improvements	3,192,975
Land improvements	13,753,490
Furniture and fixtures	3,341,114
In-place leases	4,170,018
Total	$ 161,692,925